Common Stock	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure
Common Stock
The Class A common stockholder has the entire voting rights of Federated; however, without the consent of the majority of the holders of the Class B common stock, the Class A common stockholder cannot alter Federated’s structure, dispose of all or substantially all of Federated’s assets, amend the Articles of Incorporation or Bylaws of Federated to adversely affect the Class B common stockholders, or liquidate or dissolve Federated. With respect to dividends, distributions and liquidation rights, the Class A common stock and Class B common stock have equal preferences and rights.
(a) Dividends
Cash dividends of $102.5 million, $256.8 million and $100.0 million were paid in 2013, 2012 and 2011, respectively, to holders of common stock. Of the amount paid in 2012, $156.9 million represented a $1.51 per share special dividend paid in the fourth quarter. All dividends are considered ordinary dividends for tax purposes.
(b) Treasury Stock Repurchases
During 2008, the board of directors authorized a share repurchase program that allows Federated to buy back up to 5 million shares of Class B common stock. The program has no stated expiration date and no other programs existed as of December 31, 2013. The program authorizes executive management to determine the timing and the amount of shares for each purchase. The repurchased stock is held in treasury for employee share-based compensation plans, potential acquisitions and other corporate activities. During the year ended December 31, 2013, Federated repurchased 0.6 million shares of common stock for $14.2 million, the majority of which were repurchased in the open market. The remaining shares were repurchased in connection with employee separations and are not counted against the board-approved share repurchase program. At December 31, 2013, approximately 1.3 million shares remained available to be purchased under the current buyback program.